Personnel expenses (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2020		Dec. 31, 2019	Dec. 31, 2018
Personnel Expenses [Line Items]
Salaries	[1]	$ 7,023		$ 6,518	$ 6,448
Variable compensation - performance awards		3,209	[2]	2,755	2,995
of which: guarantees for new hires		25		29	43
Variable compensation - other		220		246	243
Financial advisor compensation	[3]	4,091		4,043	4,054
Contractors		375		381	489
Social security		899	[2]	799	791
Post-employment benefit plans		845		787	457	[4]
Other personnel expenses		561	[2]	555	654
Total personnel expenses		17,224		16,084	16,132
Reduction of net periodic pension expenses due to changes in Swiss pension plan at announcement					241
Increase (decrease) due to modification of deferred compensation awards
Personnel Expenses [Line Items]
Variable compensation - performance awards		240
Social security		20
Other personnel expenses		20
Total personnel expenses		280
UBS AG
Personnel Expenses [Line Items]
Salaries	[1]	5,535		5,183	5,199
Variable compensation - performance awards		2,953	[5]	2,545	2,794
of which: guarantees for new hires		24		29	43
Variable compensation - other		201		225	220
Financial advisor compensation	[3]	4,091		4,043	4,054
Contractors		138		147	184
Social security		704	[5]	627	629
Post-employment benefit plans		597		569	363	[6]
Other personnel expenses		466	[5]	461	549
Total personnel expenses		14,686		$ 13,801	13,992
Reduction of net periodic pension expenses due to changes in Swiss pension plan at announcement					$ 132
UBS AG | Increase (decrease) due to modification of deferred compensation awards
Personnel Expenses [Line Items]
Variable compensation - performance awards		240
Social security		20
Other personnel expenses		10
Total personnel expenses		$ 270

[1]	Includes role-based allowances
[2]
During 2020, UBS modified the conditions for continued vesting of certain outstanding deferred compensation awards for qualifying employees, resulting in an expense of approximately USD 280 million, of which USD 240 million is disclosed within Variable compensation – performance awards, USD 20 million within Social security and USD 20 million within Other personnel expenses. Refer to Note 1b for more information.

[3]
Financial advisor compensation consists of grid-based compensation based directly on compensable revenues generated by financial advisors and supplemental compensation calculated on the basis of financial advisor productivity, firm tenure, assets and other variables. It also includes expenses related to compensation commitments with financial advisors entered into at the time of recruitment that are subject to vesting requirements.

[4]
Changes to the pension fund of UBS in Switzerland announced in 2018 resulted in a reduction in the pension obligation recognized by UBS. As a consequence, a pre-tax gain of USD 241 million was recognized in the income statement in 2018, with no overall effect on total equity. Refer to Note 26 for more information.

[5]
During 2020, UBS AG modified the conditions for continued vesting of certain outstanding deferred compensation awards for qualifying employees, resulting in an expense of approximately USD 270 million, of which USD 240 million is disclosed within Variable compensation – performance awards, USD 20 million within Social security and USD 10 million within Other personnel expenses. Refer to Note 1b for more information.

[6]
Changes to the pension fund of UBS AG in Switzerland announced in 2018 resulted in a reduction in the pension obligation recognized by UBS AG. As a consequence, a pre-tax gain of USD 132 million was recognized in the income statement in 2018, with no overall effect on total equity. Refer to Note 26 for more information.